Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Note Option Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Note Option Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning balance	$ 60,000
Change in fair value	(59,000)	$ 607,067
Balance, ending balance	1,000	60,000
Earn-Out Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning balance	15,560,000
Change in fair value	(10,530,000)	38,040,000
Balance, ending balance	$ 5,030,000	$ 15,560,000